Trade and other payables (Tables)	12 Months Ended
Mar. 31, 2020
Trade and other payables
Schedule of trade and other payables

	March 31,
	2019	2020
Trade payables	4,124,409	1,364,460
Accrued expenses	275,515	221,510
Related parties (refer to Note 42)	15,517	9,364
Refund and other payables*	852,605	1,291,810
Total	5,268,046	2,887,144
Current	5,264,949	2,859,370
Non-current	3,097	27,774
Total	5,268,046	2,887,144